Fair Value Measurements - Fair Value of Plan Assets (Details) - EBP 001 - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		$ 157,407,613	$ 155,816,750
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		137,527,637	132,434,560
Core Laboratories Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		3,734,349	4,462,997
Employee Benefit Plan Mutual Funds and Employer Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		141,261,986	136,897,557
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		137,527,637	132,434,560
Level 1 | Core Laboratories Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		3,734,349	4,462,997
Level 1 | Employee Benefit Plan Mutual Funds and Employer Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		141,261,986	136,897,557
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		0	0
Level 2 | Core Laboratories Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		0	0
Level 2 | Employee Benefit Plan Mutual Funds and Employer Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		0	0
Level 3 | Core Laboratories Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		0	0
Level 3 | Employee Benefit Plan Mutual Funds and Employer Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	[1]	16,145,627	18,919,193
Fair Value Measured at Net Asset Value Per Share | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	[2]	$ 16,145,627	$ 18,919,193
Fair value investment NAV redemption frequency	[2]	Daily

[1]

(1) In accordance with Accounting Standards Codification "ASC" 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the fair value of the Plan's assets at the end of each respective year.

[2]

* The underlying investments held in the collective trust funds are equity or debt securities held to replicate the performance of various indexes. The collective trust funds are valued at the NAV per share as determined by the manager of the funds multiplied by the number of shares held as of the measurement date.